VENDOR NOTES RECEIVABLE (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Feb. 20, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 16, 2016	Oct. 24, 2016
Vendor notes receivable	$ 0	$ 0			$ 2,585,000
Advanced Tactical Armament Concepts, LLC
Vendor notes receivable			$ 0	$ 2,585,000
Mansfield L.L.C
Note receivable					1,035,000	$ 1,035,000
Western Alliance Bank
Note receivable					1,910,993		$ 1,910,993
Allowance for uncollectible amounts					(360,993)
Notes Receivable Net					1,550,000		$ 1,550,000
Vendor notes receivable					$ 2,585,000